Financial Instruments with Off-Balance-Sheet Risk (Table)	12 Months Ended
Dec. 31, 2020
Financial Instruments with Off-Balance-Sheet Risk (Table)
Financial Instruments with Off-Balance-Sheet Risk
	Contract or Notional Amount
	2020	2019

Unused portions of home equity lines of credit	$35,217,177	$32,784,105
Residential and commercial construction lines of credit	14,843,617	12,364,436
Commercial real estate commitments	32,888,666	24,377,588
Commercial and industrial commitments	57,848,075	47,659,341
Other commitments to extend credit	42,140,295	64,469,012
Standby letters of credit and commercial letters of credit	1,585,000	1,375,500
Recourse on sale of credit card portfolio	327,855	254,430
MPF credit enhancement obligation, net (See Note 19)	552,158	552,158